Segmented information - Schedule of Results of Operations and Assets for Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Revenue
Revenue	$ 2,263,970	$ 2,350,044
Other revenue	2,319,538	2,403,924
Fuel, power, water purchased and other cost of sales	594,329	743,504
Net revenue	1,725,209	1,660,420
Operating expenses	879,950	823,914
Depreciation and amortization	395,687	354,079
Asset impairment charge	0	1,481
Loss on foreign exchange	3,483	13,659
Operating income	446,089	467,287
Interest expense	(363,576)	(308,440)
Income from long-term investments	134,897	(83,935)
Other expenses	(40,230)	(137,027)
Earnings (loss) before income taxes	177,180	(62,115)
Property, plant and equipment	9,450,095	9,126,773
Investments carried at fair value	2,058	1,054,665
Equity-method investees	38,113	112,680
Total assets	13,266,121	14,186,996
Capital expenditures	763,830	748,659
Revenue related to alternative revenue programs, not recognized as revenue from contract with customers	30,396	32,839
Other revenue
Revenue
Other revenue	55,568	53,880
Corporate Group
Revenue
Revenue	0	0
Fuel, power, water purchased and other cost of sales	0	0
Net revenue	1,421	1,447
Operating expenses	9,357	3,990
Depreciation and amortization	1,763	1,232
Asset impairment charge		1,481
Loss on foreign exchange	3,483	13,659
Operating income	(13,182)	(18,915)
Interest expense	(170,928)	(146,264)
Income from long-term investments	101,434	(128,891)
Other expenses	(7,964)	(10,610)
Earnings (loss) before income taxes	(90,640)	(304,680)
Property, plant and equipment	28,971	34,751
Investments carried at fair value	0	1,052,703
Equity-method investees	0	500
Total assets	185,902	1,387,161
Capital expenditures	1,000	1,232
Corporate Group | Other revenue
Revenue
Other revenue	1,421	1,447
Regulated Services Group | Operating Segments
Revenue
Revenue	2,228,642	2,315,722
Fuel, power, water purchased and other cost of sales	594,116	742,974
Net revenue	1,687,881	1,623,885
Operating expenses	861,758	811,359
Depreciation and amortization	387,162	346,188
Asset impairment charge		0
Loss on foreign exchange	0	0
Operating income	438,961	466,338
Interest expense	(191,733)	(160,999)
Income from long-term investments	33,444	44,953
Other expenses	(32,275)	(121,146)
Earnings (loss) before income taxes	248,397	229,146
Property, plant and equipment	9,284,365	8,945,637
Investments carried at fair value	2,058	1,962
Equity-method investees	38,113	112,180
Total assets	12,927,864	12,658,955
Capital expenditures	756,230	740,768
Regulated Services Group | Operating Segments | Other revenue
Revenue
Other revenue	53,355	51,137
Regulated Services Group | Operating Segments
Revenue
Revenue	35,328	34,322
Fuel, power, water purchased and other cost of sales	213	530
Net revenue	35,907	35,088
Operating expenses	8,835	8,565
Depreciation and amortization	6,762	6,659
Asset impairment charge		0
Loss on foreign exchange	0	0
Operating income	20,310	19,864
Interest expense	(915)	(1,177)
Income from long-term investments	19	3
Other expenses	9	(5,271)
Earnings (loss) before income taxes	19,423	13,419
Property, plant and equipment	136,759	146,385
Investments carried at fair value	0	0
Equity-method investees	0	0
Total assets	152,355	140,880
Capital expenditures	6,600	6,659
Regulated Services Group | Operating Segments | Other revenue
Revenue
Other revenue	$ 792	$ 1,296